SHAREHOLDERS' EQUITY - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive loss, net of tax	$ 704	$ 823
Foreign currency translation loss on foreign operations, tax	1	0
Accumulated other comprehensive loss
Disclosure of analysis of other comprehensive income by item [line items]
Foreign currency translation loss on investment in foreign operations, net of tax of $(3) (December 31, 2015 – $(10))	(145)	(159)
Net loss on hedge of net investment in foreign operations, net of tax of $3 (December 31, 2015 – $3)	(8)	(8)
Actuarial loss on defined benefit pension obligation, net of tax	(30)	(30)
Accumulated other comprehensive loss, net of tax	(183)	(197)	$ (176)
Foreign currency translation loss on foreign operations, tax	(4)	(5)
Income tax relating to hedges of net investments in foreign operations	3	3
Income tax relating to actuarial loss on defined benefit pension obligation	$ 9	$ 9